STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 2.5%
American Axle & Manufacturing Holdings	251,522	[a]	1,775,745
Cooper Tire & Rubber	109,111		3,388,988
Cooper-Standard Holdings	40,631	[a]	435,158
Dorman Products	63,935	[a]	5,226,686
Fox Factory Holding	90,455	[a]	8,050,495
Garrett Motion	165,965	[a]	975,874
Gentherm	70,555	[a]	2,735,417
LCI Industries	55,367		6,965,169
Motorcar Parts of America	40,449	[a]	673,274
Standard Motor Products	43,088		1,959,642
Winnebago Industries	74,022		4,471,669
			36,658,117
Banks - 8.9%
Allegiance Bancshares	40,665		991,819
Ameris Bancorp	144,270		3,329,030
Axos Financial	112,023	[a]	2,510,435
Banc of California	93,426		1,001,527
BancFirst	39,232		1,708,907
Banner	77,819		2,757,127
Berkshire Hills Bancorp	93,328		929,547
Boston Private Financial Holdings	173,023		1,018,240
Brookline Bancorp	170,091		1,632,023
Cadence Bancorp	271,448		2,120,009
Central Pacific Financial	61,426		955,789
City Holding	35,546		2,220,203
Columbia Banking System	156,737		4,534,401
Community Bank System	113,647		6,390,371
Customers Bancorp	60,228	[a]	713,702
CVB Financial	283,040		5,114,533
Dime Community Bancshares	64,798		761,053
Eagle Bancorp	70,872		2,131,830
First Bancorp	474,309		2,580,241
First Commonwealth Financial	221,642		1,744,323
First Financial Bancorp	213,412		2,969,628
First Hawaiian	284,618		4,946,661
First Midwest Bancorp	247,768		3,006,665
Flagstar Bancorp	76,236		2,392,286
Franklin Financial Network	31,263		825,343

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Banks - 8.9% (continued)
Great Western Bancorp	118,439		1,539,707
Hanmi Financial	63,199		583,327
Heritage Financial	78,514		1,485,092
HomeStreet	52,783		1,395,583
Hope Bancorp	265,687		2,239,741
Independent Bank	72,990		4,709,315
Independent Bank Group	79,997		3,514,268
Meta Financial Group	72,248		1,348,148
National Bank Holdings, Cl. A	67,029		1,862,066
NBT Bancorp	96,210		2,866,096
NMI Holdings, Cl. A	187,321	[a]	2,907,222
Northfield Bancorp	95,215		915,016
Northwest Bancshares	258,391		2,545,151
OFG Bancorp	115,181		1,506,567
Old National Bancorp	362,077		5,065,457
Pacific Premier Bancorp	176,961		3,717,951
Park National	30,932		2,652,728
Preferred Bank	29,997		1,117,388
Provident Financial Services	157,360		2,147,964
S&T Bancorp	83,593		1,797,249
Seacoast Banking Corp. of Florida	113,618	[a]	2,145,108
ServisFirst Bancshares	102,411		3,747,218
Simmons First National, Cl. A	238,890		3,963,185
Southside Bancshares	69,853		1,934,928
Tompkins Financial	26,624		1,718,047
Triumph Bancorp	50,088	[a]	1,312,306
TrustCo Bank	214,809		1,243,744
United Community Banks	173,074		3,103,217
Veritex Holdings	100,520		1,680,694
Walker & Dunlop	64,231		3,237,885
Westamerica Bancorporation	59,544		3,594,076
			132,882,137
Capital Goods - 12.2%
AAON	88,387		5,236,930
AAR	70,799		1,219,159
Aegion	69,372	[a]	1,069,716
Aerojet Rocketdyne Holdings	157,479	[a]	6,496,009
AeroVironment	47,777	[a]	3,657,329
Alamo Group	21,391		2,205,626
Albany International, Cl. A	67,085		3,225,447
American Woodmark	34,194	[a]	2,756,720
Apogee Enterprises	59,451		1,283,547
Applied Industrial Technologies	84,331		5,322,973
Arcosa	106,788		4,508,589

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Capital Goods - 12.2% (continued)
Astec Industries	49,409		2,198,206
AZZ	57,450		1,814,271
Barnes Group	103,173		3,803,989
Chart Industries	77,190	[a]	5,289,831
CIRCOR International	42,395	[a]	1,111,597
Comfort Systems USA	79,766		3,965,168
Cubic	69,022		2,898,924
DXP Enterprises	33,621	[a]	567,522
Encore Wire	45,220		2,269,592
Enerpac Tool Group	116,858		2,208,616
EnPro Industries	45,132		2,154,150
ESCO Technologies	56,689		4,871,853
Federal Signal	132,076		4,082,469
Foundation Building Materials	37,491	[a]	514,751
Franklin Electric	84,865		4,586,953
Gibraltar Industries	71,639	[a]	3,705,169
GMS	93,141	[a]	2,182,294
Granite Construction	100,445		1,703,547
Griffon	94,685		2,165,446
Hillenbrand	165,497		4,837,477
Insteel Industries	42,480		791,827
John Bean Technologies	69,062		6,475,253
Kaman	61,853		2,442,575
Lindsay	23,833		2,311,086
Lydall	41,516	[a]	672,559
Meritor	157,737	[a]	3,588,517
Moog, Cl. A	66,332		3,563,355
Mueller Industries	125,457		3,507,778
MYR Group	37,877	[a]	1,388,950
National Presto Industries	10,615		906,415
NOW	235,217	[a]	1,853,510
Park Aerospace	43,326		467,054
Patrick Industries	48,773		3,119,033
PGT Innovations	128,475	[a]	2,193,068
Powell Industries	20,961		556,515
Proto Labs	58,119	[a]	6,981,254
Quanex Building Products	70,965		997,058
Raven Industries	77,620		1,677,368
Resideo Technologies	269,379	[a]	3,577,353
Simpson Manufacturing	86,383		8,341,142
SPX	96,848	[a]	4,067,616
SPX FLOW	94,292	[a]	3,779,223
Standex International	27,969		1,497,740
Tennant	39,896		2,657,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Capital Goods - 12.2% (continued)
The Greenbrier Companies	72,401		1,862,878
Titan International	127,163		189,473
Triumph Group	109,893		745,075
UFP Industries	133,411		7,767,188
Veritiv	26,168	[a]	400,632
Vicor	40,136	[a]	3,269,880
Wabash National	117,761		1,341,298
Watts Water Technologies, Cl. A	59,865		5,022,075
			181,926,490
Commercial & Professional Services - 3.1%
ABM Industries	146,485		5,258,811
Brady, Cl. A	106,442		4,893,139
Deluxe	91,532		2,583,948
Exponent	113,435		9,535,346
Forrester Research	23,600	[a]	828,596
Harsco	170,502	[a]	2,721,212
Heidrick & Struggles International	43,752		885,103
Interface	123,523		985,714
Kelly Services, Cl. A	72,393		1,072,140
Korn Ferry	121,758		3,421,400
Matthews International, Cl. A	68,143		1,471,889
Pitney Bowes	382,517		1,277,607
R.R. Donnelley & Sons	182,459		206,179
Resources Connection	64,062		723,901
Team	70,344	[a]	277,859
TrueBlue	81,633	[a]	1,259,597
U.S. Ecology	55,173		1,913,400
UniFirst	33,246		6,199,714
Viad	47,515		687,067
			46,202,622
Consumer Durables & Apparel - 5.5%
Callaway Golf	208,123		3,964,743
Capri Holdings	325,114	[a]	4,870,208
Cavco Industries	19,071	[a]	3,820,493
Century Communities	61,774	[a]	2,200,390
Crocs	148,221	[a]	5,327,063
Ethan Allen Interiors	52,316		619,421
Fossil Group	99,266	[a]	328,570
G-III Apparel Group	91,127	[a]	901,246
Installed Building Products	46,195	[a]	3,654,486
iRobot	61,367	[a]	4,460,767
Kontoor Brands	105,066		2,013,065
La-Z-Boy	99,671		2,836,637
LGI Homes	47,535	[a]	5,424,219

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Consumer Durables & Apparel - 5.5% (continued)
M.D.C. Holdings	111,636		5,004,642
M/I Homes	61,646	[a]	2,566,323
Meritage Homes	77,861	[a]	7,722,254
Movado Group	32,748		315,691
Oxford Industries	36,968		1,587,406
Steven Madden	167,266		3,542,694
Sturm Ruger & Co.	36,280		2,952,104
Tupperware Brands	111,948	[a]	1,727,358
Unifi	34,601	[a]	413,828
Universal Electronics	29,878	[a]	1,376,479
Vera Bradley	56,734	[a]	248,779
Vista Outdoor	127,538	[a]	2,187,277
Wolverine World Wide	178,051		4,280,346
YETI Holdings	147,528	[a]	7,212,644
			81,559,133
Consumer Services - 2.1%
American Public Education	31,295	[a]	910,997
BJ's Restaurants	49,582		994,615
Bloomin‘ Brands	188,218		2,168,271
Brinker International	97,167		2,612,821
Chuy's Holdings	36,068	[a]	573,842
Dave & Buster's Entertainment	104,230		1,286,198
Dine Brands Global	35,130		1,595,956
El Pollo Loco Holdings	45,657	[a]	902,182
Fiesta Restaurant Group	42,168	[a]	273,249
Monarch Casino & Resort	25,857	[a]	935,765
Perdoceo Education	152,099	[a]	2,190,226
Red Robin Gourmet Burgers	30,679	[a]	268,134
Regis	57,567	[a]	442,115
Ruth's Hospitality Group	65,322		437,331
Shake Shack, Cl. A	76,294	[a]	3,704,074
The Cheesecake Factory	90,035		2,160,840
Wingstop	65,204		10,188,125
			31,644,741
Diversified Financials - 3.0%
Apollo Commercial Real Estate Finance	311,787	[b]	2,899,619
ARMOUR Residential REIT	144,230	[b]	1,347,108
Blucora	104,051	[a]	1,226,761
Brightsphere Investment Group	133,674		1,796,579
Capstead Mortgage	217,932	[b]	1,340,282
Donnelley Financial Solutions	70,594	[a]	610,638
Encore Capital Group	61,011	[a]	2,228,732
Enova International	68,232	[a]	1,097,853
EZCORP, Cl. A	113,458	[a]	648,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Diversified Financials - 3.0% (continued)
Granite Point Mortgage Trust	124,853	[b]	847,752
Green Dot, Cl. A	106,931	[a]	5,420,332
Greenhill & Co.	34,498		413,286
Invesco Mortgage Capital	411,712	[b]	1,263,956
KKR Real Estate Finance Trust	50,902	[b]	847,518
New York Mortgage Trust	844,048	[b]	2,211,406
PennyMac Mortgage Investment Trust	220,909	[b]	4,164,135
Piper Sandler	31,388		1,943,231
PRA Group	100,769	[a]	3,986,422
Ready Capital	83,925	[b]	673,079
Redwood Trust	258,520	[b]	1,843,248
StoneX Group	36,454	[a]	1,913,106
Virtus Investment Partners	15,713		2,135,711
Waddell & Reed Financial, Cl. A	142,343		2,076,784
WisdomTree Investments	261,362		940,903
World Acceptance	12,195	[a]	906,089
			44,783,510
Energy - 2.9%
Archrock	276,066		1,838,600
Bonanza Creek Energy	38,659	[a]	703,207
Bristow Group	14,060	[a]	225,101
Callon Petroleum	861,011	[a]	981,553
CONSOL Energy	60,927	[a]	358,251
Core Laboratories	98,435		2,099,619
DMC Global	30,852		906,432
Dorian LPG	62,336	[a]	532,349
Dril-Quip	76,284	[a]	2,539,494
Exterran	68,013	[a]	338,025
Geospace Technologies	24,957	[a]	188,425
Green Plains	69,893	[a]	903,716
Gulfport Energy	346,385	[a]	349,849
Helix Energy Solutions Group	301,201	[a]	1,262,032
Helmerich & Payne	237,980		4,243,183
Laredo Petroleum	18,505	[a]	280,536
Matador Resources	245,821	[a]	2,133,726
Matrix Service	55,175	[a]	483,057
Nabors Industries	15,790		669,654
Newpark Resources	180,927	[a]	341,952
Oasis Petroleum	664,463	[a]	425,256
Oceaneering International	219,057	[a]	1,231,100
Oil States International	126,206	[a]	565,403
Par Pacific Holdings	84,212	[a]	624,011
Patterson-UTI Energy	420,250		1,628,469
PDC Energy	208,313	[a]	2,970,543

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Energy - 2.9% (continued)
Penn Virginia	33,786	[a]	334,819
ProPetro Holding	182,722	[a]	981,217
QEP Resources	515,957		758,457
Range Resources	464,294		2,999,339
Renewable Energy Group	85,854	[a]	2,367,853
REX American Resources	11,840	[a]	806,896
Ring Energy	94,780	[a]	104,258
RPC	103,098	[a]	306,201
SEACOR Holdings	39,281	[a]	1,142,291
SM Energy	231,832		683,904
Southwestern Energy	1,181,848	[a]	2,871,891
Talos Energy	48,400	[a]	329,604
U.S. Silica Holdings	175,227		618,551
Valaris	422,756	[a]	165,763
			43,294,587
Food & Staples Retailing - .6%
PriceSmart	48,844		3,192,932
SpartanNash	76,929		1,617,432
The Andersons	73,489		1,045,014
The Chefs' Warehouse	68,799	[a]	793,252
United Natural Foods	119,049	[a]	2,363,123
			9,011,753
Food, Beverage & Tobacco - 1.8%
B&G Foods	139,254		4,025,833
Calavo Growers	36,098		2,085,381
Cal-Maine Foods	65,585	[a]	2,882,133
Coca-Cola Consolidated	10,219		2,345,874
Fresh Del Monte Produce	65,810		1,485,990
J&J Snack Foods	33,106		4,076,342
John B. Sanfilippo & Son	19,750		1,741,357
MGP Ingredients	29,729		1,078,271
National Beverage	24,985	[a]	1,602,788
Seneca Foods, Cl. A	13,950	[a]	546,561
Universal	53,767		2,266,817
Vector Group	267,126		2,356,051
			26,493,398
Health Care Equipment & Services - 8.4%
Addus HomeCare	29,546	[a]	2,848,529
Allscripts Healthcare Solutions	353,208	[a]	3,178,872
AMN Healthcare Services	102,366	[a]	5,623,988
AngioDynamics	85,253	[a]	704,190
BioTelemetry	75,471	[a]	3,212,046
Cardiovascular Systems	76,785	[a]	2,340,407
Community Health Systems	252,574	[a]	1,257,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Health Care Equipment & Services - 8.4% (continued)
Computer Programs & Systems	28,118		693,952
CONMED	62,695		5,174,845
CorVel	19,207	[a]	1,526,764
Covetrus	213,815	[a]	4,738,140
Cross Country Healthcare	85,374	[a]	553,650
CryoLife	84,443	[a]	1,639,039
Cutera	38,788	[a]	551,953
Glaukos	86,478	[a]	3,779,089
Hanger	83,924	[a]	1,465,313
HealthStream	55,000	[a]	1,207,525
Heska	18,813	[a]	1,810,187
HMS Holdings	194,173	[a]	6,310,622
Inogen	39,059	[a]	1,199,111
Integer Holdings	71,500	[a]	4,702,555
Invacare	74,950		527,648
Lantheus Holdings	145,151	[a]	1,956,635
LeMaitre Vascular	35,752		1,048,606
Magellan Health	48,241	[a]	3,578,035
Meridian Bioscience	95,878	[a]	2,348,052
Merit Medical Systems	120,658	[a]	5,395,826
Mesa Laboratories	8,982		2,128,195
Natus Medical	73,988	[a]	1,374,697
Neogen	115,604	[a]	8,874,919
NextGen Healthcare	111,145	[a]	1,624,940
Omnicell	93,899	[a]	6,600,161
OraSure Technologies	158,706	[a]	2,880,514
Orthofix Medical	42,659	[a]	1,310,058
Owens & Minor	135,735		2,182,619
RadNet	92,990	[a]	1,477,611
Select Medical Holdings	237,552	[a]	4,522,990
Simulations Plus	26,320		1,852,928
SurModics	29,644	[a]	1,401,865
Tabula Rasa HealthCare	45,125	[a]	2,536,025
Tactile Systems Technology	42,935	[a]	1,759,476
The Ensign Group	109,870		5,052,921
The Pennant Group	57,232	[a]	1,434,234
The Providence Service	25,614	[a]	2,074,990
Tivity Health	94,811	[a]	1,243,920
U.S. Physical Therapy	27,871		2,314,965
Varex Imaging	87,803	[a]	1,376,751
Zynex	34,017	[a]	650,405
			124,048,582
Household & Personal Products - 1.2%
Central Garden & Pet	22,395	[a]	847,875

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Household & Personal Products - 1.2% (continued)
Central Garden & Pet, Cl. A	85,491	[a]	2,962,263
Inter Parfums	38,187		1,561,466
Medifast	25,617		4,281,369
USANA Health Sciences	26,766	[a]	2,172,864
WD-40	30,005		5,897,483
			17,723,320
Insurance - 3.0%
Ambac Financial Group	103,924	[a]	1,330,227
American Equity Investment Life Holding	199,327		5,072,872
AMERISAFE	42,094		2,671,285
eHealth	56,431	[a]	3,901,639
Employers Holdings	65,413		2,127,231
HCI Group	13,034		581,577
Horace Mann Educators	91,253		3,429,288
James River Group Holdings	66,602		3,085,005
Kinsale Captial Group	45,644		8,896,016
Palomar Holdings	39,129	[a]	3,574,043
ProAssurance	121,222		1,781,963
Safety Insurance Group	31,429		2,378,232
Stewart Information Services	51,879		2,176,324
Third Point Reinsurance	177,255	[a]	1,380,816
United Fire Group	46,204		1,172,195
United Insurance Holdings	43,585		322,529
Universal Insurance Holdings	67,440		1,180,874
			45,062,116
Materials - 5.0%
AdvanSix	63,710	[a]	793,190
American Vanguard	55,671		749,332
Arconic	209,554	[a]	3,413,635
Balchem	71,018		7,120,265
Boise Cascade	85,789		3,996,910
Carpenter Technology	104,761		2,342,456
Century Aluminum	108,460	[a]	944,687
Clearwater Paper	37,266	[a]	1,375,861
Cleveland-Cliffs	868,086		4,496,685
Ferro	180,859	[a]	2,114,242
FutureFuel	56,342		742,588
GCP Applied Technologies	120,361	[a]	2,746,638
H.B. Fuller	112,764		5,112,720
Hawkins	19,876		1,024,210
Haynes International	25,974		476,883
Innospec	53,769		4,041,816
Kaiser Aluminum	35,257		2,184,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 5.0% (continued)
Koppers Holdings	44,285	[a]	1,114,653
Kraton	69,951	[a]	919,856
Livent	320,611	[a]	2,010,231
Materion	44,797		2,572,244
Mercer International	87,870		654,632
Myers Industries	81,042		1,220,493
Neenah	36,663		1,635,536
Olympic Steel	20,388		215,705
P.H. Glatfelter	95,412		1,519,913
Quaker Chemical	28,256		5,481,664
Rayonier Advanced Materials	118,143	[a]	343,796
Schweitzer-Mauduit International	69,020		2,245,221
Stepan	44,288		4,836,250
SunCoke Energy	182,962		583,649
TimkenSteel	98,227	[a]	360,493
Tredegar	55,704		884,580
Trinseo	83,904		1,820,717
U.S. Concrete	33,609	[a]	834,175
Warrior Met Coal	111,204		1,770,368
			74,700,465
Media & Entertainment - .8%
Gannett	291,031	[a]	430,726
Glu Mobile	293,429	[a]	2,769,970
Meredith	87,797		1,260,765
QuinStreet	101,905	[a]	1,189,741
Scholastic	67,892		1,624,656
TechTarget	50,825	[a]	1,844,439
The E.W. Scripps Company, Cl. A	116,387		1,324,484
The Marcus	53,700		741,597
			11,186,378
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
AMAG Pharmaceuticals	73,628	[a]	703,516
Amphastar Pharmaceuticals	74,076	[a]	1,483,002
ANI Pharmaceuticals	19,578	[a]	579,705
Anika Therapeutics	30,047	[a]	1,093,711
Coherus Biosciences	131,853	[a]	2,319,294
Corcept Therapeutics	228,197	[a]	3,411,545
Cytokinetics	146,383	[a]	3,164,800
Eagle Pharmaceuticals	22,648	[a]	1,050,641
Enanta Pharmaceuticals	35,930	[a]	1,647,390
Endo International	453,883	[a]	1,579,513
Innoviva	144,080	[a]	1,951,564
Lannett	79,017	[a]	470,151
Luminex	92,506		3,367,218

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.4% (continued)
Medpace Holdings	59,215	[a]	7,067,310
Momenta Pharmaceuticals	259,900	[a]	7,664,451
Myriad Genetics	166,445	[a]	2,008,991
NeoGenomics	239,888	[a]	9,170,918
Pacira Biosciences	91,699	[a]	4,824,284
Phibro Animal Health, Cl. A	46,315		1,074,276
REGENXBIO	68,406	[a]	2,264,239
Spectrum Pharmaceuticals	250,032	[a]	747,596
Supernus Pharmaceuticals	115,883	[a]	2,580,135
Vanda Pharmaceuticals	120,549	[a]	1,215,134
Xencor	107,875	[a]	3,245,959
			64,685,343
Real Estate - 7.9%
Acadia Realty Trust	189,640	[b]	2,283,266
Agree Realty	117,564	[b]	7,873,261
Alexander & Baldwin	151,262	[b]	1,787,917
American Assets Trust	103,922	[b]	2,805,894
Armada Hoffler Properties	122,004	[b]	1,176,119
Brandywine Realty Trust	373,116	[b]	4,040,846
CareTrust REIT	209,116	[b]	3,768,270
Chatham Lodging Trust	107,681	[b]	561,018
Community Healthcare Trust	45,682	[b]	2,089,038
DiamondRock Hospitality	438,819	[b]	2,027,344
Diversified Healthcare Trust	523,641	[b]	2,039,582
Easterly Government Properties	166,606	[b]	4,073,517
Essential Properties Realty Trust	199,451	[b]	3,211,161
Four Corners Property Trust	154,073	[b]	3,882,640
Franklin Street Properties	230,394	[b]	1,209,568
Getty Realty	74,075	[b]	2,194,842
Global Net Lease	195,263	[b]	3,251,129
Hersha Hospitality Trust	82,648	[b]	393,404
Independence Realty Trust	211,886	[b]	2,436,689
Industrial Logistics Properties Trust	143,886	[b]	3,037,433
Innovative Industrial Properties	46,323	[b]	4,828,246
Investors Real Estate Trust	26,906	[b]	1,945,304
iStar	163,604	[b]	1,899,442
Kite Realty Group Trust	184,020	[b]	1,816,277
Lexington Realty Trust	606,806	[b]	7,038,950
LTC Properties	85,605	[b]	3,180,226
Marcus & Millichap	50,677	[a]	1,380,441
National Storage Affiliates Trust	135,685	[b]	4,181,812
NexPoint Residential Trust	47,910	[b]	1,831,599
Office Properties Income Trust	106,318	[b]	2,673,898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 7.9% (continued)
Pennsylvania Real Estate Investment Trust	114,087	[b]	134,623
RE/MAX Holdings, Cl. A	39,679		1,284,409
Realogy Holdings	248,169		2,248,411
Retail Opportunity Investments	259,766	[b]	2,823,656
Retail Properties of America, Cl. A	464,117	[b]	2,951,784
RPT Realty	175,351	[b]	1,090,683
Safehold	29,708	[b]	1,498,174
Saul Centers	26,882	[b]	825,546
SITE Centers	320,768	[b]	2,351,229
Summit Hotel Properties	228,172	[b]	1,181,931
Tanger Factory Outlet Centers	205,434	[b]	1,320,941
The St. Joe Company	70,620	[a]	1,455,478
Uniti Group	429,622	[b]	4,253,258
Universal Health Realty Income Trust	27,380	[b]	1,905,100
Urstadt Biddle Properties, Cl. A	64,130	[b]	629,115
Washington Prime Group	420,748	[b]	308,787
Washington Real Estate Investment Trust	178,807	[b]	3,998,125
Whitestone REIT	92,668	[b]	611,609
Xenia Hotels & Resorts	246,599	[b]	1,962,928
			117,754,920
Retailing - 5.3%
Abercrombie & Fitch, Cl. A	134,514		1,295,370
America's Car-Mart	13,954	[a]	1,327,863
Asbury Automotive Group	42,624	[a]	4,268,794
Barnes & Noble Education	78,981	[a]	167,440
Bed Bath & Beyond	274,896		2,974,375
Big Lots	87,037		3,424,036
Boot Barn Holdings	63,354	[a]	1,226,533
Caleres	91,476		577,214
Chico's FAS	283,074		359,504
Conn's	45,926	[a]	457,423
Core-Mark Holding	97,462		2,584,692
Designer Brands, Cl. A	116,606		689,141
Express	165,774	[a]	167,432
GameStop, Cl. A	146,067	[a]	585,729
Genesco	30,002	[a]	466,531
Group 1 Automotive	37,639		3,162,429
Guess?	99,695		1,030,846
Haverty Furniture	36,615		520,665
Hibbett Sports	36,222	[a]	839,988
Liquidity Services	52,513	[a]	270,442
Lithia Motors, Cl. A	48,465		11,105,755

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 5.3% (continued)
Lumber Liquidators Holdings	64,134	[a]	1,431,471
Macy's	686,134		4,157,972
MarineMax	47,377	[a]	1,314,238
Monro	73,061		4,113,334
PetMed Express	44,119		1,376,513
Rent-A-Center	104,862		3,032,609
Shoe Carnival	20,977		514,985
Shutterstock	42,894		2,330,860
Signet Jewelers	115,117		1,236,357
Sleep Number	60,385	[a]	2,807,902
Sonic Automotive, Cl. A	53,806		2,051,085
Stamps.com	35,808	[a]	9,320,106
The Buckle	65,375		1,047,961
The Cato, Cl. A	46,110		331,531
The Children's Place	32,205		786,124
The Michaels Companies	166,361	[a]	1,194,472
The ODP	113,903		2,513,839
Zumiez	44,875	[a]	1,036,613
			78,100,174
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries	83,421	[a]	6,137,283
Axcelis Technologies	73,090	[a]	2,150,308
Brooks Automation	162,709		8,859,505
CEVA	48,208	[a]	1,937,962
Cohu	89,933		1,693,438
Diodes	90,913	[a]	4,677,474
DSP Group	52,724	[a]	782,951
FormFactor	167,072	[a]	4,818,356
Ichor Holdings	50,215	[a]	1,648,056
Kulicke & Soffa Industries	136,172		3,227,276
MaxLinear	144,361	[a]	3,659,551
Onto Innovation	104,347	[a]	3,946,404
PDF Solutions	62,237	[a]	1,529,785
Photronics	146,860	[a]	1,744,697
Power Integrations	65,862		8,037,140
Rambus	250,778	[a]	3,701,483
SMART Global Holdings	30,483	[a]	850,171
Ultra Clean Holdings	89,267	[a]	2,686,044
Veeco Instruments	110,562	[a]	1,494,798
			63,582,682
Software & Services - 4.8%
8x8	225,430	[a]	3,584,337
Agilysys	42,986	[a]	900,987
Alarm.com Holdings	93,506	[a]	6,549,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Software & Services - 4.8% (continued)
Bottomline Technologies	82,599	[a]	3,986,228
Cardtronics, Cl. A	79,047	[a]	1,765,120
CSG Systems International	73,003		3,075,616
Ebix	49,545		1,092,715
Evertec	130,339		4,047,026
ExlService Holdings	75,192	[a]	4,816,800
LivePerson	134,109	[a]	5,764,005
ManTech International, Cl. A	59,386		4,132,078
MicroStrategy, Cl. A	16,736	[a]	2,073,925
NIC	146,166		3,203,959
OneSpan	71,732	[a]	2,233,734
Perficient	71,912	[a]	2,819,670
Progress Software	98,175		3,422,380
SPS Commerce	76,926	[a]	5,782,527
Sykes Enterprises	82,904	[a]	2,276,544
TTEC Holdings	39,577		1,878,324
Unisys	117,057	[a]	1,391,808
Virtusa	65,292	[a]	2,650,855
Xperi Holding	250,067		4,611,235
			72,059,033
Technology Hardware & Equipment - 5.1%
3D Systems	256,999	[a]	1,693,623
ADTRAN	106,945		1,328,257
Applied Optoelectronics	45,454	[a]	645,901
Arlo Technologies	178,762	[a]	754,376
Badger Meter	63,900		4,000,140
Bel Fuse, Cl. B	24,869		303,402
Benchmark Electronics	81,847		1,666,405
CalAmp	71,104	[a]	560,300
Comtech Telecommunications	52,627		864,135
CTS	70,426		1,398,660
Daktronics	81,350		339,230
Diebold Nixdorf	170,058	[a]	1,185,304
Digi International	64,471	[a]	781,389
ePlus	30,190	[a]	2,250,363
Extreme Networks	269,379	[a]	1,225,674
Fabrinet	80,025	[a]	5,812,216
FARO Technologies	39,683	[a]	2,374,234
Harmonic	217,260	[a]	1,212,311
Insight Enterprises	78,020	[a]	3,888,517
Itron	77,872	[a]	5,416,776
Knowles	189,864	[a]	2,897,325
Methode Electronics	80,724		2,276,417
MTS Systems	40,076		743,410

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Technology Hardware & Equipment - 5.1% (continued)
NETGEAR	64,722	[a]	1,990,201
OSI Systems	36,532	[a]	2,592,311
PC Connection	24,702		1,079,477
Plantronics	75,605		1,511,344
Plexus	64,113	[a]	4,762,955
Rogers	40,935	[a]	4,879,043
Sanmina	149,521	[a]	4,437,783
ScanSource	54,272	[a]	1,245,542
TTM Technologies	213,670	[a]	2,630,278
Viavi Solutions	497,415	[a]	6,879,249
			75,626,548
Telecommunication Services - 2.0%
ATN International	24,639		1,419,946
Cincinnati Bell	110,715	[a]	1,661,832
Cogent Communications Holdings	91,635		8,257,230
Consolidated Communications Holdings	158,405	[a]	1,156,356
Iridium Communications	214,760	[a]	5,882,276
Shenandoah Telecommunication	102,031		5,129,098
Spok Holdings	36,977		370,510
Vonage Holdings	502,762	[a]	6,008,006
			29,885,254
Transportation - 2.4%
Allegiant Travel	28,473		3,189,830
ArcBest	55,190		1,677,224
Atlas Air Worldwide Holdings	56,609	[a]	2,948,197
Echo Global Logistics	58,635	[a]	1,469,686
Forward Air	61,774		3,211,630
Hawaiian Holdings	98,933		1,176,313
Heartland Express	102,201		2,073,147
Hub Group, Cl. A	74,132	[a]	3,921,583
Marten Transport	84,112		2,239,061
Matson	95,277		3,469,988
Saia	57,312	[a]	6,845,918
SkyWest	110,880		2,917,253
			35,139,830
Utilities - 1.7%
American States Water	81,274		6,248,345
Avista	146,610		5,443,629
California Water Service Group	106,106		4,973,188
Northwest Natural Holding	67,534		3,612,394
South Jersey Industries	201,225		4,694,579
			24,972,135
Total Common Stocks (cost $1,179,239,066)			1,468,983,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Core S&P Small-Cap ETF (cost $8,324,495)		123,941		8,825,839
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.08%, 2/25/21 (cost $628,715)		629,000	[c,d]	628,676
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,606,178)	0.26	5,606,178	[e]	5,606,178
Total Investments (cost $1,193,798,454)		99.9%		1,484,043,961
Cash and Receivables (Net)		.1%		1,094,794
Net Assets		100.0%		1,485,138,755

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Held by a counterparty for open exchange traded derivative contracts.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,469,983,268	-	-	1,469,983,268
Exchange-Traded Funds	8,825,839	-	-	8,825,839
Investment Companies	5,606,178	-	-	5,606,178
U.S. Treasury Securities	-	628,676	-	628,676
Other Financial Instruments:
Futures ††	377,406	-	-	377,406

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	102	9/18/2020	7,159,374	7,536,780	377,406
Gross Unrealized Appreciation				377,406

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2020, accumulated net unrealized appreciation on investments was $290,245,507, consisting of $539,610,276 gross unrealized appreciation and $249,364,769 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.